Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Minimum Guaranteed Interest Rates (Detail) - Fixed Annuity - JPY (¥) ¥ in Millions	Sep. 30, 2026	Mar. 31, 2026
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	¥ 92,384	¥ 101,782
50-150bp
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	17,837	17,947
150bp and above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	319,312	286,594
0.00% – less than 1.50%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	84,844	94,313
0.00% – less than 1.50% | 50-150bp
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	17,837	17,947
0.00% – less than 1.50% | 150bp and above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	319,312	286,594
1.50% or more
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	7,540	7,469
1.50% or more | 50-150bp
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	0	0
1.50% or more | 150bp and above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	¥ 0	¥ 0